Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net loss	$ (105,452)	$ (490,702)
Adjustments to reconcile net loss to net cash flows
Depreciation and amortization	68,800	65,543
Amortization of debt transaction costs	7,069	9,075
Private Placement derivative loss	0	306,646
Foreign currency loss (gain) on loans	23,845	(15,579)
Non-cash financial loss	0	23,054
Stock based compensation expense	14,208	3,518
Interest income	(20,189)	(18,469)
Interest expense	79,635	104,556
Dividend income	0	(421)
Changes in working capital:
Increase in deferred revenue	703,005	581,538
Changes in other liabilities and assets	(166,125)	(115,869)
(Increase) decrease in inventories	(273)	429
Changes in deferred tax assets and liabilities	1,257	(921)
Changes in other non-current assets and other non-current liabilities	(16,202)	12,255
Income taxes paid	(1,693)	(1,622)
Net cash flow from operating activities	587,885	463,031
Cash flows from investing activities
Investments in property, plant and equipment and intangible assets	(146,294)	(95,413)
Capital contribution to associated company	0	(4,000)
Prepayment for vessel charter	0	(604)
Dividends received	0	421
Interest received	16,198	18,064
Net cash flow used in investing activities	(130,096)	(81,532)
Cash flows from financing activities
Repayment of borrowings	(54,054)	(72,959)
Dividend distribution by subsidiary to non-controlling interests	(867)	(720)
Proceeds from exercise of stock options	5,457	0
Principal payments for lease liabilities	(7,346)	(6,280)
Interest payments for lease liabilities	(4,885)	(5,368)
Interest paid	(122,815)	(133,920)
Net cash flow used in financing activities	(184,510)	(219,247)
Change in cash and cash equivalents	273,279	162,252
Effect of exchange rate changes on cash and cash equivalents	2,604	(2,371)
Net increase in cash and cash equivalents	275,883	159,881
Cash and cash equivalents at January 1	2,489,672	1,513,713
Cash and cash equivalents at March 31	$ 2,765,555	$ 1,673,594